Debt - Narrative (Details)			3 Months Ended	6 Months Ended			12 Months Ended	15 Months Ended
	May 13, 2016 USD ($)	Apr. 28, 2016 USD ($) credit_facility	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2017	Sep. 30, 2016	Dec. 31, 2015 USD ($)	May 17, 2013 USD ($)
Debt Instrument [Line Items]
Number of credit facilities | credit_facility		3
Repayments of financing facility					$ 52,500,000	$ 44,900,000
US$440 facility
Debt Instrument [Line Items]
Maximum borrowing capacity					440,000,000				$ 440,000,000
US $420 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 420,000,000			$ 420,000,000				420,000,000
Secured Debt | US$440 facility
Debt Instrument [Line Items]
Face amount		$ 440,000,000
Notes Payable to Banks
Debt Instrument [Line Items]
Total equity to total assets ratio, percentage		30.00%
Minimum liquidity		$ 250,000,000							150,000,000
Revolving Credit Facility | Credit Facility $1,450
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,450,000,000
Revolving Credit Facility | US$440 facility
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 440,000,000
Scenario, Forecast
Debt Instrument [Line Items]
Debt instrument, covenant compliance, net leverage to EBITDA			5.5	6.5			4.5	6.0
Seadrill Limited | Vendor Financing Loan | Credit facility $109.5
Debt Instrument [Line Items]
Face amount	$ 109,500,000.0									$ 109,500,000.0
Repayments of financing facility	$ 109,500,000